Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 0	$ 5,323,944
Unrealized gain on open contracts	0	3,414
Total due from broker	0	5,327,358
Cash and cash equivalents on deposit with affiliate	4,850,088	1,449,723
Cash on deposit with bank	67,326	92,621
Interest receivable	1,197	304
Receivable from US Bank	17,890	20,248
Total Assets	4,936,501	6,890,254
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received $0 and $7,356, respectively)	0	8,059
Accrued commissions	10,101	13,781
Accrued management fees	0	14,747
Accrued incentive fees	0	12,324
Accrued operating expenses	189,019	170,958
Accrued offering expenses	8,786	328
Redemptions payable-Trading	570,896	29,009
Distribution payable - Non-Trading	17,890	20,248
Total liabilities	796,692	269,454
Unitholders' capital (Trading):
Unitholders' Capital	4,139,809	6,532,044
Non-Controlling Interests	0	88,756
Total Capital	4,139,809	6,620,800
Total Liabilities and Unitholders' Capital	$ 4,936,501	$ 6,890,254
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 49.35
Capital Unit, Class A [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	49.35	$ 58.09
Capital Unit, Class B [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 57.94	$ 66.84
Limited Partner [Member] | Capital Unit, Class A [Member] | Beneficial Owner [Member] | Trading [Member]
Unitholders' capital (Trading):
Unitholders' Capital	$ 4,064,794	$ 6,437,129
Limited Partner [Member] | Capital Unit, Class B [Member] | Beneficial Owner [Member] | Trading [Member]
Unitholders' capital (Trading):
Unitholders' Capital	48,612	63,836
Limited Partner [Member] | Capital Unit, Class C [Member] | Beneficial Owner [Member] | Trading [Member]
Unitholders' capital (Trading):
Unitholders' Capital	0	0
Limited Partner [Member] | Capital Unit, Class D [Member] | Beneficial Owner [Member] | Trading [Member]
Unitholders' capital (Trading):
Unitholders' Capital	0	0
General Partner [Member] | Capital Unit, Class A [Member] | Managing Owner [Member] | Trading [Member]
Unitholders' capital (Trading):
Unitholders' Capital	$ 26,403	$ 31,079